UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09261

Foxby Corp.

(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

Thomas B. Winmill, President

Foxby Corp.

11 Hanover Square, 12th Floor

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

Item 1. Schedule of Investments

Foxby Corp.

Schedule of Portfolio Investments

March 31, 2008

(Unaudited)

Shares	COMMON STOCKS (109.29%)	Value

	Bottled and Canned Soft Drinks (2.79%)
6,000	Hansen Natural Corp. (a)	$ 211,800

	Business Services (2.60%)
7,000	Akamai Technologies, Inc. (a)	197,120

	Canned Fruits and Vegetables (3.77%)
30,000	Del Monte Foods Company*	285,900

	Coal Project Development (3.24%)
80,000	QGX Ltd. (a)	245,590

	Computer Peripheral Equipment (1.86%)
9,500	Riverbed Technology, Inc. (a)	141,170

	Copper Exploration and Project Development (7.56%)
30,000	Global Copper Corp. (a)(b)	210,038
438,000	Nord Resources Corp. (a)	363,540
		573,578

	Crude Petroleum and Natural Gas (11.43%)
9,600	Chesapeake Energy Corp.*	443,040
5,600	EnCana Corp.*	424,200
		867,240

	Diamond Exploration and Project Development (2.92%)
175,000	Etruscan Diamonds Ltd. (a)(b)	221,713

	Electronic Computers (3.28%)
12,500	Dell Inc.(a)*	249,000

	Fire, Marine & Casualty Insurance (7.01%)
57	Berkshire Hathaway, Inc. - Class B (a)	254,955
6,300	SAFECO Corp.	276,444
		531,399

	Gold Exploration and Project Development (10.96%)
99,000	Etruscan Resources Inc. (a)	232,521
141,000	Mansfield Minerals, Inc. (a)	411,553
17,166	Q2 Gold Resources, Inc. (a)(b)	-
110,000	Reunion Gold Corp (a)	73,433
140,000	Victoria Resource Corp. (a)	114,063
		831,570

	Insurance Agents, Brokers and Services (2.43%)
10,600	Brown & Brown, Inc.*	184,228
75,000	Safety Intelligence Systems Corp. (a) (b)	-
		184,228

	Investment Advice (3.12%)
17,500	U.S. Global Investors, Inc.	236,950

	Natural Gas Distribution (0.77%)
15,000	MetroGAS S.A. ADR (a)	58,500

	Nickel Exploration and Project Development (2.55%)
25,000	Skye Resources Inc. (a)	193,086

	Oil and Gas Field Services (4.11%)
4,300	Weatherford International Ltd. (a)	311,621

	Patent Owners and Lessors (4.53%)
8,200	SurModics, Inc. (a)*	343,416

	Potash Project Development (3.41%)
100,000	MagMinerals Holdings Corp. (a)(b)	258,388

	Power Insulating and Related Equipment (1.16%)
4,000	NGK Insulators, Ltd.	88,400

	Real Estate Investment Trusts (3.37%)
7,200	Digital Realty Trust, Inc.*	255,600

	Security and Commodity Brokers, Dealers, Exchanges and Services (4.09%)
6,200	T. Rowe Price Group, Inc.*	310,000

	Semiconductors and Related Devices (5.93%)
9,900	Intel Corporation*	209,682
8,500	Texas Instruments Inc.	240,295
		449,977

	Services-Prepackaged Software (4.20%)
8,100	Trend Micro Incorporated ADR (a)*	318,190

	Shipyards (4.11%)
222,220	Davie Yards Inc.	311,857

	Smelting (0.07%)
3,423	China Silicon Corp. (a)(b)	5,295

	Timber, Other Resources (3.97%)
136,700	MagIndustries Corp. (a)	301,084

	Zinc Exploration and Project Development (4.05%)
396,000	Farallon Resources Ltd. (a)	306,812

	Total common stocks (cost: $8,448,976)	8,289,484

	PREFERRED STOCKS (4.07%)
	Coal Project Development (2.14%)
200,000	Phoenix Coal Corp. (a)(b)	162,500

	Smelting (1.93%)
945	China Silicon Corp. (a)(b)	146,191

	Total preferred stocks (cost: $474,910)	308,691

Principal Amount	CORPORATE BONDS AND NOTES (3.46%)
	Retail Consulting and Investment (3.46%)
404,307	Amerivon Holdings LLC 4%, due 2010 (b) (cost: $404,307)	262,800

Shares	WARRANTS (0.96%)(a)
4	Amerivon Holdings LLC, expiring 5/31/10 (b)	-
23,626	China Silicon Corp., expiring 7/18/10 (b)	-
111,110	Davie Yards Inc., expiring 2/20/10	29,510
198,000	Farallon Resources Ltd., expiring 8/21/08 (b)	18,332
100,000	IAMGOLD Corp., 8/12/08	22,659
219,000	Nord Resources Corp., expiring 6/05/12 (b)	-
70,000	Victoria Resource Corp., 5/07/09 (b)	2,047

	Total warrants (cost: $129,310)	72,548

Shares	MONEY MARKET FUND (0.07%)
4,970	Midas Dollar Reserves, Inc. 1.19% (c)(d) (cost: $4,970)	4,970

	Total investments (cost: $9,462,473)	8,938,493

	Liabilities in excess of other assets (-17.85%)	(1,353,620)

	Net assets (100.00%)	$ 7,584,873

Shares	SECURITIES SOLD SHORT	Value

6,500	WuXi PharmaTech Cayman Inc. ADR (a) (Proceeds: $162,301)	$ 145,340

(a)          Non-income producing.

(b)          Illiquid and/or restricted security that has been fair valued.

(c)          Rate shown is the 7-day yield as of March 31, 2008.

(d)          Affiliated company.

* Fully or partially pledged as collateral on bank credit facility.

ADR means “American Depositary Receipt”.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION

Securities traded on a national securities exchange are valued at the last reported sales price on the day the valuations are made. Securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Such securities that are not traded on a particular day, securities traded in the over-the-counter market that are not on NASDAQ, and foreign securities are valued at the mean between the current bid and asked prices. Certain of the securities in which the Fund invests are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a dealer in bonds that offers pricing services. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith under the direction of and pursuant to procedures established by the Fund's Board of Directors.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments:

Investment in
Valuation Inputs	Securities

Level 1	$ 7,651,189
Level 2	230,417
Level 3	1,056,887

Total	$ 8,938,493

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s liabilities carried at value :

Investment in
Valuation Inputs	Securities

Level 1	$ 145,340
Level 2	-
Level 3	-

Total	$ 145,340

The following is a reconciliation of the Fund's investments that were valued using Level 3 inputs for the period:

Investment in
Securities

Balance, December 31, 2007	$ 799,385
Net purchases (sales)	406,883
Change in unrealized appreciation (depreciation)	(149,381)
Realized gain (loss)	-
Transfers in and / or out of Level 3	-

Balance, March 31, 2008	$ 1,056,887

COST FOR FEDERAL INCOME TAX PURPOSES

The cost of investments for federal income tax purposes is $9,569,592 and net unrealized depreciation is $631,099, comprised of aggregate gross unrealized appreciation and depreciation of $880,279 and $1,511,378, respectively.

ILLIQUID AND RESTRICTED SECURITIES

The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Due to the uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at March 31, 2008, were as follows:

Security	Acquisition Date	Cost	Value
MagMinerals Holdings Corp.	3/18/08	$ 397,520	$ 258,388
China Silicon Corp. common shares	1/1/08	8,147	5,295
Amerivon Holdings LLC 4% Participating Convertible Promissory Notes due 5/31/10	9/20/07	404,307	262,800
Amerivon Holdings LLC warrants expiring 9/20/12	9/20/07	-	-
Phoenix Coal Corp.	7/24/08	250,000	162,500
China Silicon Corp.	7/18/07	224,910	146,191
China Silicon Corp. warrants expiring 7/18/11	7/18/07	-	-
Q2 Gold Resources Corp.	7/6/07	65	-
Etruscan Diamonds Ltd.	2/28/07	298,482	221,713
Safety Intelligence Systems Corp.	9/5/02	225,000	-
		$1,808,431	$1,056,887
Percent of net assets		23.8%	13.9%

AFFILIATED ISSUER

The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of or, voting power over 5% or more of the outstanding voting shares or (b) control of, or common control under, another company or persons. Midas Management Corporation and Investor Service Center, Inc. act as the investment manager and distributor, respectively, of Midas Dollar Reserves, Inc. and are affiliates of the Fund's Investment Manager, CEF Advisers, Inc. Transactions with affiliates for the three months ended March 31, 2008 were as follows:

	Number of Shares Held
Name Of Issuer	December 31, 2007	Gross Additions	Gross Reductions	March 31, 2008	Value March 31, 2008	Dividend Income	Realized Gains/(Losses)
Midas Dollar Reserves, Inc.	-	11,898	6,928	4,970	$4,970	$2	$ -

Item 2. Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by the report that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FOXBY CORP.

By : /s/ Thomas B. Winmill

Thomas B. Winmill, President

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill

Thomas B. Winmill, President

Date: May 23, 2008

By: /s/ Thomas O'Malley

Thomas O'Malley, Chief Financial Officer

Date: May 23, 2008

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)